Average Annual Total Returns			12 Months Ended	36 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Astoria Real Assets ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.78%	12.72%
Performance Inception Date		Dec. 29, 2021
Astoria Real Assets ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		29.41%	12.11%
Astoria Real Assets ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		17.83%	9.87%
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Net) Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	9.36%
AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		AXS Astoria Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			19.42%	8.50%
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.77%	6.59%
Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS 1-3 Year (USD) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.68%	3.38%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.